Annual Fund Operating Expenses - Institutional Class - PIMCO Emerging Markets Bond Portfolio - Institutional	Apr. 30, 2021
Operating Expenses:
Management Fees	0.85%
Other Expenses	0.10%	[1]
Total Annual Portfolio Operating Expenses	0.95%

[1]	“Other Expenses” include interest expense of 0.10%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.85% for Institutional Class shares.